Tangible Fixed Assets and Vessels Under Construction (Details) $ in Thousands			1 Months Ended								12 Months Ended
	Feb. 07, 2020 USD ($)	Oct. 11, 2016	Jun. 30, 2020 USD ($)	Dec. 31, 2018 USD ($) m³	Aug. 31, 2018 item m³	May 31, 2018 item m³	Mar. 31, 2018 item m³	Jan. 31, 2018 item m³	Sep. 30, 2016 item m³	May 31, 2014 item m³	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2015 item	Dec. 31, 2014 item	Jun. 01, 2020 USD ($)
Property, plant and equipment
Impairment loss on vessels											$ (28,627)	$ (162,149)
Vessels pledged as collateral											5,001,174	4,407,156
Loss from sale of property, plant and equipment											(572)
Amount reimbursed												10,451
Foreign exchange losses on reimbursement												773
Keppel Shipyard Limited
Property, plant and equipment
Threshold period after which if LLI has not been utilized in a vessel conversion for items will be charged at a percentage of the original cost, in years		3 years
LLI discounted purchase price, expressed as a percentage of the original cost		85.00%
LLI cost, expressed as a percentage of original cost		115.00%
Payment for acquisition of LLI	$ 17,625
MSL | Purchase of depot spares
Property, plant and equipment
Number of vessels acquired | item													2	6
Aggregate initial value to purchase depot spares															$ 8,000
Value of depot spares already purchased and paid															$ 660
GAS-twenty three Ltd | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item										1
Cargo capacity (in cbm) | m³										174,000
GasLog Carriers Ltd | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item									1
Cargo capacity (in cbm) | m³									180,000
GAS-twenty eight Ltd | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item								1
Cargo capacity (in cbm) | m³								180,000
GAS-thirty one Ltd | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item							1
Cargo capacity (in cbm) | m³							180,000
GAS-thirty Ltd | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item						1
Cargo capacity (in cbm) | m³						180,000
GAS-thirty two Ltd | Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item					1
Cargo capacity (in cbm) | m³					174,000
Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the year											4,427,065
Balance, at the end of the year											5,028,509	4,427,065
Vessels
Property, plant and equipment
Balance, at the beginning of the year											4,407,156
Balance, at the end of the year											5,001,174	$ 4,407,156
Steam Vessels
Property, plant and equipment
Impairment loss on vessels											$ (28,627)
Number of vessels for which value in use is lower than carrying amount | item											5
Impairment reversal resulting from potential increase in re-chartering rate											$ 109,772
Impairment loss resulting from potential decrease in re-chartering rate											$ 115,887
Discount rate applied to cash flow projections											6.40%	7.25%
Percentage of increase or decrease in the discount rate for sensitivity analysis											0.50%
Impairment loss due to increase in discount rate											$ 26,751
Impairment reversal due to decrease in discount rate											14,492
Steam Vessels | Average
Property, plant and equipment
Charter market rate used (per day)											40	$ 41
Increase or decrease in re-chartering rate for sensitivity analysis											$ 5
Steam Vessels | GasLog Partners LP
Property, plant and equipment
Number of vessels for which value in use is lower than carrying amount											4
Steam Vessels | Gaslog Ltd.
Property, plant and equipment
Number of vessels for which value in use is lower than carrying amount											1
Steam vessels impaired during current period
Property, plant and equipment
Impairment loss on vessels											$ (28,627)
Balance, at the end of the year											482,794
Methane Rita Andrea
Property, plant and equipment
Impairment loss on vessels											(4,933)
Balance, at the end of the year											91,162
Methane Lydon Volney
Property, plant and equipment
Impairment loss on vessels											(4,704)
Balance, at the end of the year											99,285
Methane Alison Victoria
Property, plant and equipment
Impairment loss on vessels											(2,359)
Balance, at the end of the year											96,385
Methane Shirley Elisabeth
Property, plant and equipment
Impairment loss on vessels											(12,412)
Balance, at the end of the year											92,688
Methane Heather Sally
Property, plant and equipment
Impairment loss on vessels											(4,219)
Balance, at the end of the year											103,274
Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the year											19,909
Balance, at the end of the year											27,335	19,909
Office property and other tangible assets | Egypt LNG Shipping Ltd / Associate
Property, plant and equipment
Price for selling property, plant and equipment			$ 2,457
Loss from sale of property, plant and equipment			$ (572)
Vessels under construction
Property, plant and equipment
Balance, at the beginning of the year											203,323
Balance, at the end of the year											132,839	203,323
Progress shipyard installments paid											129,252
Progress shipyard installments											129,252	197,637
Onsite supervision costs											1,701	3,879
Critical spare parts, equipment and other vessel delivery expenses											1,886	1,807
Vessels under construction | Samsung
Property, plant and equipment
Aggregate initial value to purchase depot spares											466,930
GasLog Galveston | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³					174,000
Hull No. 2311 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³				180,000
Hull No. 2312 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³				180,000
Cost | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the year											5,339,512	4,923,388
Additions											51,361	27,687
Return of capital expenditures												(11,224)
Disposals											(3,029)
Transfer from vessels under construction											747,940	406,870
Fully amortized fixed assets											(24,363)	(7,209)
Balance, at the end of the year				$ 4,923,388							6,111,421	5,339,512
Cost | Vessels
Property, plant and equipment
Balance, at the beginning of the year											5,314,348	4,899,678
Additions											40,116	26,233
Return of capital expenditures												(11,224)
Transfer from vessels under construction											747,940	406,870
Fully amortized fixed assets											(24,363)	(7,209)
Balance, at the end of the year				4,899,678							6,078,041	5,314,348
Cost | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the year											25,164	23,710
Additions											11,245	1,454
Disposals											(3,029)
Balance, at the end of the year				23,710							33,380	25,164
Cost | Vessels under construction
Property, plant and equipment
Balance, at the beginning of the year											203,323	159,275
Additions											677,456	450,918
Transfer from vessels under construction											(747,940)	(406,870)
Balance, at the end of the year				159,275							132,839	203,323
Accumulated depreciation and impairment | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the year											(912,447)	(599,806)
Depreciation expense											(166,201)	(157,701)
Impairment loss on vessels											(28,627)	(162,149)
Fully amortized fixed assets											24,363	7,209
Balance, at the end of the year				(599,806)							(1,082,912)	(912,447)
Accumulated depreciation and impairment | Vessels
Property, plant and equipment
Balance, at the beginning of the year											(907,192)	(595,426)
Depreciation expense											(165,411)	(156,826)
Impairment loss on vessels											(28,627)	(162,149)
Fully amortized fixed assets											24,363	7,209
Balance, at the end of the year				(595,426)							(1,076,867)	(907,192)
Accumulated depreciation and impairment | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the year											(5,255)	(4,380)
Depreciation expense											(790)	(875)
Balance, at the end of the year				$ (4,380)							$ (6,045)	$ (5,255)